Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₨	₨ 3,010		₨ (4,344)
At fair value [member] | Philippines, Pesos | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $		$ 244		$ 176
At fair value [member] | Top of range [member]
Disclosure of derivative contract outstanding [line items]
Designated derivative instruments | ₨	₨ 1
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | $		$ 1,638		$ 1,314